                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]: Amendment Number: ________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Howard Hughes Medical Institute
          ---------------------------------------
Address:  4000 Jones Bridge Road
          ---------------------------------------
          Chevy Chase, MD 20815-6789
          ---------------------------------------

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Richard Pender
        ---------------------------------------
Title:  Managing Director - Global Equities
        ---------------------------------------
Phone:  (301) 215-8697
        ---------------------------------------

Signature, Place, and Date of Signing:

     Richard Pender         Chevy Chase, Maryland              2/2/11
------------------------  --------------------------  ------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                         -------------

Form 13F Information Table Entry Total:       39
                                         -------------

Form 13F Information Table Value Total:    630,928
                                         -------------
                                          (thousands)

List of Other Included Managers:

   None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                         --------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                   TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                   --------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----

3M CO                            COMMON          88579Y101   6,473     75,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ABBOTT LABORATORIES              COMMON          002824100   4,551     95,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ADOBE SYSTEMS INC                COMMON          00724F101   7,695    250,000 SH  N/A     SOLE      N/A     X    N/A   N/A
AMAZON.COM INC                   COMMON          023135106     900      5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
AMERICAN EXPRESS COMPANY         COMMON          025816109   5,365    125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ANHEUSER-BUSCH INBEV SA/NV       SPONSORED ADR   03524A108   6,280    110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CATERPILLAR INC                  COMMON          149123101   6,556     70,000 SH  N/A     SOLE      N/A     X    N/A   N/A
CISCO SYSTEMS INC                COMMON          17275R102   7,081    350,000 SH  N/A     SOLE      N/A     X    N/A   N/A
COCA COLA CO                     COMMON          191216100   5,919     90,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEERE & COMPANY                  COMMON          244199105   8,720    105,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DEVON ENERGY CORPORATION         COMMON          25179M103   3,926     50,000 SH  N/A     SOLE      N/A     X    N/A   N/A
DISNEY WALT CO                   COM DISNEY      254687106   4,689    125,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FEDEX CORPORATION                COMMON          31428X106   7,441     80,000 SH  N/A     SOLE      N/A     X    N/A   N/A
FOREST OIL CORPORATION           COM PAR $0.01   346091705   2,848     75,000 SH  N/A     SOLE      N/A     X    N/A   N/A
HALLIBURTON COMPANY              COMMON          406216101   6,125    150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                    MSCI ACJPN IDX  464288182  17,008    267,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                    MSCI EAFE IDX   464287465     291      5,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ISHARES TRUST                    MSCI EMERG MKT  464287234  92,997  1,952,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JOHNSON & JOHNSON                COMMON          478160104   6,804    110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
JP MORGAN CHASE & CO             COMMON          46625H100   7,424    175,000 SH  N/A     SOLE      N/A     X    N/A   N/A
LAS VEGAS SANDS CORP.            COMMON          517834107   4,136     90,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST         RUSSIA ETF      57060U506  17,060    450,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MCDONALD'S CORPORATION           COMMON          580135101   5,757     75,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MICROSOFT CORP                   COMMON          594918104   7,675    275,000 SH  N/A     SOLE      N/A     X    N/A   N/A
MONSANTO CO NEW                  COMMON          61166W101   8,357    120,000 SH  N/A     SOLE      N/A     X    N/A   N/A
NIKE INC                         CL B            654106103   5,552     65,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ORACLE CORPORATION               COMMON          68389X105   8,138    260,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PETROCHINA COMPANY LIMITED       SPONSORED ADR   71646E100   7,889     60,000 SH  N/A     SOLE      N/A     X    N/A   N/A
PIONEER NATURAL RESOURCES CO     COMMON          723787107   4,341     50,000 SH  N/A     SOLE      N/A     X    N/A   N/A
QUALCOMM INC                     COMMON          747525103   5,444    110,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SONY CORP                        ADR NEW         835699307   5,357    150,000 SH  N/A     SOLE      N/A     X    N/A   N/A
SPDR S&P 500 ETF TRUST           TR UNIT         78462F103 301,800  2,400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
TAIWAN SEMICONDUCTOR
  MANUFACTURING CO LTD           SPONSORED ADR   874039100   6,897    550,000 SH  N/A     SOLE      N/A     X    N/A   N/A
TIME WARNER INC                  COMMON NEW      887317303   5,308    165,000 SH  N/A     SOLE      N/A     X    N/A   N/A
VANGUARD SPECIALIZED PORTFOLIO   DIV APP ETF     921908844  21,052    400,000 SH  N/A     SOLE      N/A     X    N/A   N/A
XENOPORT INC                     COMMON          98411C100      85     10,000 SH  N/A     SOLE      N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC       COMMON          015384100   1,861  1,489,147 SH  N/A     SOLE      N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC      COMMON          528872104     894    620,816 SH  N/A     SOLE      N/A     X    N/A   N/A
DYNAVAX TECHNOLOGIES CORP        COMMON          268158102   4,234  1,323,183 SH  N/A     SOLE      N/A     X    N/A   N/A

                                                           630,928
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